Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants (Details) (USD $)	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
At Issuance [Member]
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1		0.29%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2		2.20
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3		201.94%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4		$ 0.25
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5		0.00%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1	0.29%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2	2.20
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3	201.94%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4	0.25
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5	0.00%
Amended Convertible Promissory Notes [Member]
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1		0.10%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2		1.07
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3		151.47%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4		0.52
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5		0.00%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1	0.10%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2	1.07
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3	151.47%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4	0.52
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5	0.00%
Modification [Member]
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1		1.03%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2		4.25
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3		249.92%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4		0.52
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5		0.00%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1	1.03%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2	4.25
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3	249.92%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4	0.52
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5	0.00%
Agents Warrants and Lender Warrants [Member]
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1		0.63%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2		3.00
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3		144.71%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4		0.20
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5		0.00%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1	0.66%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2	2.50
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3	141.72%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4	0.23
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5	0.00%
New Warrants [Member]
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1	1.71%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2	5.00
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3	149.76%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4	0.23
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5	0.00%
Exchanged Warrants [Member]
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1	0.96%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2	1.71%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3	3.52
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4	5.00
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5	146.70%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 6	149.76%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 7	0.23
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 8	0.23
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 9	0.00%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 10	0.00%
November 2013 Credit Facility Agent Warrants [Member]
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1	0.63%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2	3.00
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3	144.71%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4	0.20
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5	0.00%
November 2013 Credit Facility Amended Warrants [Member]
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1	0.66%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2	2.50
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3	141.72%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4	0.23
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5	0.00%
November 2013 Credit Facility New Warrants [Member]
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1	1.71%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2	5.00
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3	149.76%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4	0.23
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5	0.00%
Finder's Warrants [Member]
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1		0.33%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2		2.00
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3		211.16%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4		$ 0.24
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5		0.00%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1	0.33%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2	2.00
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3	211.16%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4	0.24
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5	0.00%